Net Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Depreciation expense amounted to $176.6 million and $174.3 million for the Successor years ended December 31, 2014 and 2013, respectively. Depreciation expense amounted to $7.2 million for the Predecessor period from January 1, 2013 through January 31, 2013 and $82.9 million for the Predecessor year ended December 31, 2012.

				Successor
				Year Ended December 31,
	Useful Lives (years)			2014	2013
Land				$90.5	$99.9
Buildings and improvements	5	-	25	418.4	430.7
Machinery and equipment	3	-	25	1,060.1	1,087.0
Software	5	-	7	122.1	42.4
Other	3	-	20	29.1	26.3
Construction in progress				138.0	119.9
Total				1,858.2	1,806.2
Accumulated depreciation				(344.1)	(183.6)
Property, plant, and equipment, net				$1,514.1	$1,622.6